SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
                        Pre-Effective Amendment No. _____
                      Post-Effective Amendment No. _______
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
                              Amendment No. ______
                        (Check appropriate box or boxes.)


                                 THE BOYLE FUND
               (Exact name of Registrant as Specified in Charter)

              2062 JACKSON STREET, SAN FRANCISCO, CALIFORNIA 94109
                (Address of Principal Executive Offices) Zip Code
        Registrant's Telephone Number, including Area Code (415) 923-5855


                                Michael J. Boyle
                       Boyle Management and Research, Inc.
              2062 Jackson Street, San Francisco, California 94109
                     (Name and Address of Agent for Service)

                        Copies of all communications to:

                             Michael J. Meaney, Esq.
                     Benesch, Friedlander, Coplan & Aronoff
                                200 Public Square
                              Cleveland, Ohio 44114

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement. Pursuant to Rule 24F-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of beneficial interest. The amount of the registration fee pursuant to Rule 24f-2 of the Investment Company Act of 1940 is $500. The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section (8), may determine.

                                 THE BOYLE FUND

                              Cross Reference Sheet
                             Pursuant to Rule 481(a)
                        Under the Securities Act of 1933


PART A

ITEM NO.   REGISTRATION STATEMENT CAPTION             CAPTION IN PROSPECTUS

1.         Cover Page Cover Page

2.         Synopsis                                   Prospectus Summary;
                                                      Summary of Fund Expenses

3.         Condensed Financial Information            Not Applicable

4.         General Description of Registrant          General Information;
                                                      Investment Objective,
                                                      Policies and Risk
                                                      Considerations

5.         Management of the Fund                     Investment Advisory and
                                                      Other Services;
                                                      General Information

6.         Capital Stock and Other Securities         Cover Page; General
                                                      Information; Dividends
                                                      and Distributions; Taxes

7.         Purchase of Securities Being Offered       How to Purchase Shares;
                                                      Calculation of Share Price

8.         Redemption or Repurchase How               How Redeem Shares

9.         Pending Legal Proceedings                  Not Applicable

PART B
ITEM NO.   CAPTION IN PROSPECTUS                  REGISTRATION STATEMENT CAPTION

10.        Cover Page                             Cover Page

11.        Table of Contents                      Table of Contents

12.        General Information and History        The Fund

13.        Investment Objectives and Policies     Investment Objectives,
                                                  Policies and Risk
                                                  Considerations; Quality
                                                  Ratings of Corporate Bonds and
                                                  Preferred Stocks; Investment
                                                  Restrictions; Securities
                                                  Transactions; Portfolio
                                                  Turnover

14.        Management of the Fund                 Management of the Trust

15.        Control Persons and Principal          Principal Security
           Holders of Securities                  Holders

16.        Investment Advisory and Other          The Investment Adviser;
           Services                               Custodian; Auditors; Maxus
                                                  Information Services, Inc.

17.        Brokerage Allocation and Other         Securities Transactions
           Practices

18.        Capital Stock and Other Securities     The Fund; Management

19.        Purchase, Redemption and Pricing       Purchase, Redemption,
           of Securities Being Offered            and Pricing of Shares

20.        Tax Status                             Taxes

21.        Underwriters                           Not Applicable

22.        Calculation of Performance Data        Historical Performance
                                                  Information

23.        Financial Statements                   Financial Statements


PART C

The information to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS


                                January ___, 1998




                             THE BOYLE MARATHON FUND

                                 A No-Load Fund


                               2062 Jackson Street
                             San Francisco, CA 94109


                                 (415) 923-5855



The Boyle  Marathon  Fund (the  "Fund")  is a  portfolio  of the Boyle Fund (the
"Trust"), a Delaware business trust. The Trust is an open-end management investment company that is authorized to offer shares of beneficial interest ("shares") in series, with each series representing a distinct fund having its own investment objectives and policies. At present, the Fund is only one series authorized by the Trust. The Fund is non-diversified and has the primary investment objective of long-term growth of capital. Receipt of income is a secondary objective, as some investments may yield dividends, interest or other income. The Fund will invest primarily in securities of companies in the high technology, financial service, pharmaceutical, and retail fields, which are believed to have potential for capital appreciation. The Fund intends to focus on companies with headquarters or with large operations in the San Francisco/Silicon Valley area, however, the Fund does not intend to be limited to such companies. The Fund may also invest portions of its total assets in securities that entail special risks, such as foreign securities and securities of unseasoned issuers. Please see "Investment Objectives, Policies and Risk Considerations" in this Prospectus for additional information.

As an open-end management investment company, the Fund will offer its shares on a continuous basis and will redeem its shares upon the demand of a shareholder. Sales and redemptions will be effected at the net asset value per share next determined after receipt of a proper order. The investor will pay no sales charge or redemption fee.

The initial minimum investment in the Fund is $2,500 unless the investment is made by an Individual Retirement Account ("IRA"), in which case the minimum initial investment is $2,000. Subsequent investments in the Fund must be at least $50. Lower minimums are available to investors purchasing shares of the Fund through certain brokerage firms. Please see "How to Purchase Shares" in this Prospectus for additional information.

Boyle Management and Research, Inc. will serve as the investment adviser to the Fund. Boyle Management and Research, Inc. intends to focus its research with the objective of long-term growth. Please see "Investment Advisory and Others Services" in this Prospectus for additional information.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please retain it for future reference. A Statement of Additional Information dated January __, 1998, has been filed with the Securities and Exchange Commission and is hereby incorporated be reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling the number listed below.


For Information or Assistance in Opening an Account, Please Call: Nationwide (Toll-Free)._______________


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


              Investors are advised to read this Prospectus and to
                        retain it for future reference.

                             THE BOYLE MARATHON FUND


Board of Trustees,  The Boyle Fund
 Michael J. Boyle, Chairman
 Joanne E. Boyle
 James A. Hughes, Jr.
 Edward Loftus

Officers
 Michael J. Boyle, President and CEO
 Joanne E. Boyle, Vice-President and CFO

Investment Adviser
 Boyle Management and Research, Inc.
 2062 Jackson Street
 San Francisco, CA 94109

Transfer Agent/Administrator
 Maxus Information Systems, Inc.
 The Tower at Erieview, 36th Floor
 1301 East Ninth Street
 Cleveland, OH 44114
 (Toll-Free) _______________






                                TABLE OF CONTENTS


           Prospectus Summary..................................................6
           Summary of Fund Expenses............................................7
           Investment Objectives, Policies and Risk Considerations.............7
           Investment Advisory and Other Services..............................9
           How to Purchase Shares.............................................10
           How to Redeem Shares...............................................11
           Shareholder Services...............................................11
           Dividends and Distributions........................................12
           Taxes..............................................................12
           Calculation of Share Price.........................................13
           Performance Information............................................13
           General Information................................................13


No person has been authorized to give any information or to make any representation with respect to the Fund other than those contained in this Prospectus, and information or representations not herein contained, if given or made, must not be relied upon as having been authorized by the Fund. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

PROSPECTUS SUMMARY


INVESTMENT OBJECTIVES AND POLICIES
The Fund's investment objective is long-term capital appreciation. The Fund intends to invest primarily in securities of companies in the high technology, financial services, pharmaceutical, and retail fields, which are believed to have potential for increase in price over a three to five year period of time. The receipt of income is a secondary objective. The Fund intends to focus on companies with headquarters or with large operations in the San Francisco/Silicon Valley area, however, the Fund does not intend to be limited to such companies.


THE TRUST
The Boyle Fund is a Delaware business trust organized in October 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, which will issue its shares in series, with each series representing a distinct fund having its own investment objectives and policies. The Board of Trustees to date has authorized the issuance of shares only in the series constituting the Boyle Marathon Fund but may authorize additional series in the future without approval of the shareholders.


RISK FACTORS GENERALLY
An investment in the Fund may be subject to certain risks hereinafter described, including general risks associated with all securities investments. There can be no assurance the Fund will be able to achieve its investment objectives. See "Investment Objectives, Policies and Risk Considerations."

NON-DIVERSIFICATION
The Fund will be operated as a "non-diversified" investment company so that more than 5% of the Fund's assets may be invested in the securities of any one issuer. As a result of its non-diversified status, the Fund's shares may be more susceptible to adverse change in the value of securities of a particular company than would be the shares of a diversified investment company. The Fund nevertheless has elected, and intends to qualify, to be treated as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended ("the Code") and to meet the Code's separate requirements for portfolio diversification.


PURCHASES OF SHARES
Shares of the Fund may be purchased at the next determined net asset value per share (see "Calculation of Share Price"). Shares will be sold without a sales load, with an initial investment of at least $2,500, or $2,000 for initial investments by an IRA (see "How to Purchase Shares"). Subsequent investments must be made in a minimum amount of at least $50, subject to certain exceptions. Purchases may be made by check or by bank wire. Lower minimums are available to investors purchasing shares of the Fund through certain brokerage firms.


REDEMPTIONS  OF SHARES
Investors will be able to redeem shares at their next determined net asset value per share by so instructing the Fund's Transfer Agent. See "How to Redeem Shares."


INVESTMENT ADVISER
The Fund will be managed by Boyle Management and Research, Inc. (the "Investment Adviser"). The Investment Adviser is paid a monthly management fee at the annual rate of 1.5% of the Fund's average daily net assets. The Investment Adviser is also responsible for the provision of administrative services to the Fund, for which it receives an additional fee. From time to time, the Investment Adviser may waive all or some of its fees which would have the effect of lowering the Fund's overall expense ratio and increasing the return to shareholders during the period such amount is waived or assumed.


TRANSFER AGENT
The Investment Adviser has retained Maxus Information Systems, Inc. (the "Transfer Agent"), 28601 Chagrin Boulevard, Cleveland, Ohio 44114, to provide administrative, accounting and pricing, dividend disbursing, shareholder servicing and transfer agent services. For further information on the Transfer Agent, see "Investment Advisory and Other Services."


DIVIDENDS
The Fund intends to declare and distribute income dividends and capital gains distributions as may be required to qualify as a regulated investment company under the Code. See "Taxes." Currently, the Fund intends to distribute income and capital gains annually. All dividends and distributions will be reinvested automatically in shares of the Fund unless the shareholder elects otherwise. See "Dividends and Distributions."

SUMMARY OF FUND EXPENSES


The purpose of the tables below is to assist investors in understanding the various costs and expenses an investor in the Fund will bear directly or indirectly. There are no sales charges, "loads" or maintenance charges of any kind imposed on the purchase of shares (see "How to Purchase Shares").

Investor Transaction Expenses
   Maximum sales load imposed on purchases...........................    None
   Maximum sales load imposed on reinvested dividends................    None
   Deferred sales load...............................................    None


Annual Fund Operating Expenses (as a percentage of average net assets)
   Management Fees..................................................    1.50%
   12b-1 Fees.......................................................     None
   Other Expenses...................................................    1.10%
                                                                        -----


   Total Fund Operating Expenses....................................    2.60%
                                                                        -----


Example
Assuming: (i) a $1,000 investment and (ii) a 5% annual return, an investor would be charged the following expenses over the periods indicated:


                                 1 Year      3 Years

                                  $27          $84

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The percentages expressing Annual Fund Operating Expenses are based on amounts projected to be incurred during the first fiscal year. Please see "Investment Advisory and Other Services" for a description of the Fund's expenses.


INVESTMENT OBJECTIVES, POLICIES AND RISK
CONSIDERATIONS


INVESTMENT OBJECTIVES
The Fund's primary investment objective is long-term growth of capital. Receipt of income is a secondary objective, as some investments may yield dividends, interest or other income. The Fund's investment objectives may not be changed without shareholder approval. Potential investors should be aware that risks exist in all types of investments and there can be no assurance that the Fund will be successful in achieving its investment objectives. The Fund's investment policies are outlined below, and where applicable, factors that may increase the risk of investing in the Fund have been noted.


INVESTMENT POLICIES
EQUITY SECURITIES
The Fund will invest primarily (i.e., under normal circumstances, at least 65% of the value of the Fund's total assets) in equity securities of companies in the high technology, financial service, pharmaceutical, and retail fields which are believed to have potential for capital appreciation over a three to five year period Equity securities include common stock, convertible long-term corporate debt obligations, preferred stock, convertible preferred stock and warrants. The securities selected will typically be traded on a national securities exchange, the NASDAQ System or over-the-counter, and may include securities of both large, well-known companies as well as smaller, less well-known companies. The Fund intends to focus on companies with headquarters or with large operations in the San Francisco/Silicon Valley area, however, the Fund does not intend to be limited to such companies. Investments in such companies can be more volatile than the broader market.

The Investment Adviser's analysis of a potential investment will focus on (1) valuing an enterprise and purchasing securities of the enterprise when that value exceeds the market price, and (2) recognizing a company that is well-positioned in a growth market and purchasing securities in the enterprise when in the opinion of the Investment Adviser there is strong potential that the market price will appreciate over a three to five year period. The Investment Adviser intends to focus on the fundamental worth of the companies under consideration, where fundamental worth is defined as the value of the basic businesses of the firm, including products, technologies, customer relationships and other sustainable competitive advantages. Fundamental worth is a reflection of the value of an enterprise's assets and its earning power, and will be determined by use of price-earnings ratios and comparison with sales of comparable assets to independent third party buyers in arms' length transactions. Balance sheet strength, the ability to generate earnings and strong competitive positions in high growth markets are the major factors in appraising an investment. Little weight will be given to current dividend income. Applicable price-earnings ratios depend on the earnings potential of an enterprise as determined by the Investment Adviser. For example, an enterprise that is a relatively high growth company would normally command a higher price-earnings ratio than lower growth companies because expected future profits would be higher.

The Fund will invest primarily in equity securities, which by definition entail risk of loss of capital. Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions and other factors beyond the control of the Investment Adviser. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Some securities may be inactively traded, i.e., not quoted daily in the financial press, and thus may not be readily bought or sold. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly. The Fund does not presently intend to invest more than 5% of its net assets in securities of companies with less than three years of continuous operation or in securities that are subject to legal or contractual restrictions on resale. Investments in the equity securities of companies in the high technology and pharmaceutical fields are subject to the risk that the primary products of the issuer may be overtaken by newer products or by price cutting by competitors with similar products, reducing the value of the Fund's holdings. Investments in the equity securities of retail companies may be subject to the overall economy, consumer confidence, wage gains, changes in taxes, changes in employment levels, and even the weather; these risks are inherent in such investments and are beyond the control of the Investment Adviser. Investments in the equity securities of financial service companies are subject to the risk of changes in interest rates and the widely held expectations for such changes; again, these matters are beyond the control of the Investment Adviser.

The Fund may from time to time invest a substantial portion of its assets in small capitalization companies. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

FOREIGN SECURITIES
The Fund may purchase foreign securities that are listed on a foreign securities exchange or over-the-counter market, or which are represented by American Depository Receipts and are listed on a domestic securities exchange or traded in the United States on over-the-counter markets. While the Fund has no present intention to invest any significant portion of its assets in foreign securities, it reserves the right to invest up to 5% of the value of its total assets (at time of purchase, giving effect thereto) in the securities of foreign issuers and obligors. Foreign investments may be subject to risks that are not typically associated with investing in domestic companies. For example, such investment may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income.


DEBT SECURITIES
The Fund may also invest in debt obligations of corporate issuers, the U.S. Government, states, municipalities or state or municipal government agencies that in the opinion of the Investment Adviser offer long-term capital appreciation possibilities because of the timing of such investments. The Fund intends that no more than 35% of its total assets will be comprised of such debt securities. Investments in such debt obligations may result in long-term capital appreciation because the value of debt obligations varies inversely with prevailing interest rates. Thus, an investment in debt obligations that are sold at a time when prevailing interest rates are lower than they were at the time of investment will normally result in capital appreciation. However, the reverse is also true, so that if an investment in debt obligations is sold at a time when prevailing interest rates are higher than they were at the time of investment, a capital loss will normally be realized. Accordingly, investments in debt obligations will be made when the Investment Adviser expects that prevailing interest rates will be falling, and will be sold when the Investment Adviser expects interest rates to rise.


The Fund's investments in this area will consist solely of investment grade securities (rated BBB or higher by Standard & Poor's Ratings Group or Baa or higher by Moody's Investors Service, Inc., or unrated securities determined by the Investment Adviser to be of comparable quality). While securities in these categories are generally accepted as being of investment grade, securities rated BBB or Baa have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. In the event a security's rating is reduced below the Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Investment Adviser's assessment of the most opportune time for sale. Please refer to the Fund's Statement of Additional Information for a description of these ratings.

FUNDAMENTAL INVESTMENT POLICIES
The Fund has adopted the following fundamental investment policies, which may not be changed without shareholder approval:

DIVERSIFICATION OF INVESTMENTS
As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the possible fluctuation in the values of securities of fewer issuers. However, at the close of each fiscal quarter at least 50% of the value of the Fund's total assets will be represented by one or more of the following: (i) cash and cash items, including receivables;
(ii) U.S. Government securities; (iii) securities of other registered investment companies; and (iv) securities (other than U.S. Government securities and securities of other regulated investment companies) of any one or more issuers which meet the following limitations: (a) the Fund will not invest more than 5% of its total assets in the securities of any such issuer and (b) the entire amount of the securities of such issuer owned by the Fund will not represent more than 10% of the outstanding voting securities of such issuer. Additionally, not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. The Fund will not invest more than 5% of its total assets in the securities of any single investment company nor more than 10% of its total assets in the securities of all other investment companies.

CONCENTRATION OF INVESTMENTS
The Fund intends to concentrate its investments in the following fields: high technology; financial services; pharmaceutical; and retail. The Fund's focus on those areas should not be considered as a limitation on investments in other fields.

BORROWING
The Fund may borrow from banks for temporary or emergency purposes in an aggregate amount not to exceed 5% of the Fund's total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Fund will limit its borrowings as described above.


OTHER INVESTMENT POLICIES
The Fund proposes to follow certain other investment policies set forth below, which are not matters of fundamental policy and may be changed at the discretion of the management of the Fund, without a vote of the shareholders:

COMPANIES WITH LESS THAN THREE-YEARS' CONTINUOUS OPERATION
The Fund may purchase securities of any company with a record of less than three-years' continuous operation (including that of predecessors) but only to the extent that such purchase would not cause the Fund's investments in all such companies to exceed 5% of the value of the Fund's net assets at the time, giving effect to the purchase. Investments in the securities of such companies often involve higher risks because the management may lack experience, or the company may lack the financial resources to compete with larger companies, or the newer issuer may not have the product diversification needed to stay competitive.

WARRANTS
The Fund may purchase warrants, valued at the lower of cost or market, but only to the extent that such purchase does not exceed 5% of the Fund's net assets at the time of purchase. Investments in warrants generally run the same risks as direct investments in the securities of the issuer plus the additional risk of the warrant's expiration date.

PORTFOLIO TURNOVER
The Fund will not seek to realize profits by anticipating short-term market movements. The Fund intends to purchase securities for long-term capital appreciation. Under ordinary circumstances, securities will be held for more than one year. While the rate of portfolio turnover will not be a limiting factor when the Investment Adviser deems changes appropriate, it is anticipated that given the Fund's investment objective, its annual portfolio turnover generally will not exceed 40%. Portfolio turnover is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities during the period in question by the monthly average of the value of the Fund's portfolio securities during that period. Excluded from consideration in the calculation are all debt securities with remaining maturities of one year or less when purchased by the Fund.


MONEY MARKET INSTRUMENTS
For defensive purposes, the Fund may temporarily hold all or a portion of its assets in money market instruments. The money market instruments which the Fund may own from time to time include U.S. Government obligations having a maturity of less than one year, commercial paper rated A-1 or better by Standard & Poor's Ratings Group or Prime-1 or better by Moody's Investors Service, Inc., repurchase agreements, shares of money market investment companies, bank debt instruments (certificates of deposit, time deposits and bankers' acceptances) and other short-term instruments issued by domestic branches of U.S. financial institutions that are insured by the Federal Deposit Insurance Corporation and have assets exceeding $10 billion. Please refer to the Statement of Additional Information for a description of these ratings.

INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISER

The Trust retains Boyle Management and Research, Inc., 2062 Jackson Street, San Francisco, California 94109 as its Investment Adviser. Michael J. and Joanne E. Boyle, who also serve as Trustees of the Trust, control the Investment Adviser. Mr. and Mrs. Boyle have served as the portfolio managers of the Fund since the Fund's inception. Prior to his association with the Investment Adviser, Mr. Boyle was Vice President of Business Development for a division of Harris Corporation, an information processing and communications company headquartered in Melbourne, Florida from April 1990 to June 1996; from July 1996 to January 1997, Mr. Boyle served as Senior Counsel for Harris Corporation. Prior to her association with the Investment Adviser, Mrs. Boyle served as President of Deck the Walls, a retail business in Melbourne, Florida from August 1983 to October 1997. Michael and Joanne Boyle have no portfolio management experience.


Under an investment advisory contract (the "Advisory Agreement") between the Trust and the Investment Adviser, the Investment Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments and provides persons satisfactory to the Trust's Board of Trustees to act as officers and employees of the Trust responsible for the overall management and administration of the Trust, subject to supervision of the Trust's Board of Trustees. Such officers and employees as well as certain trustees of the Trust may be directors, officers or employees of the Investment Adviser or its affiliates.


All orders for transactions in securities on behalf of the Fund are placed with broker-dealers selected by the Adviser. The Adviser may select broker-dealers that provide it with research services and may cause the Fund to pay these broker-dealers commissions that exceed those that other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services provided.


Under the Advisory Agreement, the Investment Adviser is responsible for (i) the compensation of any of the Trust's trustees, officers and employees who are directors, officers, employees or shareholders of the Investment Adviser, (ii) compensation of the Investment Adviser's personnel and payment of other expenses in connection with provision of portfolio management services under the Advisory Agreement, and (iii) expenses of printing and distributing the Fund's Prospectus and sales and advertising materials to prospective clients.


For the services provided by the Investment Adviser under the Advisory Agreement, the Investment Adviser receives from the Fund a management fee equal to 1.5% per annum of the Fund's average daily net assets. The management fee is accrued daily in computing the net assets of the Fund for the purpose of determining the offering and redemption price per share, and is paid to the Investment Adviser at the end of each month. This fee is greater than that paid by other investment companies.

FUND ADMINISTRATION
The Trust has entered into a separate contract with the Investment Adviser wherein the Investment Adviser is responsible for providing administrative and supervisory services to the Fund (the "Administration Agreement"). Under the Administration Agreement, the Investment Adviser oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records, which are required to be maintained pursuant to the 1940 Act.

Under the Administration Agreement, the Investment Adviser is responsible for the equipment, staff, office space and facilities necessary to perform its obligations, including ordinary legal expenses. The Investment Adviser has also assumed responsibility for payment of all of the Fund's operating expenses except for brokerage and commission expenses, expenses of the Trustees who are not officers of the Investment Adviser, annual independent audit expenses of the Fund, and any extraordinary and non-recurring expenses, all of which will be borne by the Fund.

Pursuant to an agreement between the Fund and the Investment Adviser, organizational expenses for the Fund have been advanced by the Investment Adviser in exchange for restricted shares in the Fund. Such shares can not be redeemed until the organizational expenses have been repaid. The Fund plans to repay these expenses over a five-year period beginning in 1998.

For the services rendered by the Investment Adviser under the Administration Agreement, the Investment Adviser receives a fee at the annual rate of 1% of the Fund's average daily net assets.

The Investment Adviser has retained Maxus Information Systems, Inc. (the "Transfer Agent") to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Fund, and to assist the Investment Adviser in providing executive, administrative and regulatory services to the Fund. The Investment Adviser (not the Fund) pays the Transfer Agent's fees for these services.

HOW TO PURCHASE SHARES

Your initial investment in the Fund must be at least $2,500 (or $2,000 for IRAs). Lower minimums are available to investors purchasing shares of the Fund through certain brokerage firms. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Fund. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Transfer Agent by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Transfer Agent by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the net asset value next determined on the following business day.

You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to The Boyle Marathon Fund, P.O. Box ______, Cleveland, Ohio 44114. Checks should be made payable to the "Boyle Marathon Fund." An account application is included in this Prospectus.

The Fund mails confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Fund reserves the rights to limit the amount of investments and to refuse to sell to any person.

Investors should be aware that the Fund's account application contains provisions in favor of the Fund and certain of its affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction.

You may also purchase shares of the Fund by wire. Please telephone the Transfer Agent (nationwide call toll-free ____________) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank, which will wire the money.

Your investment will be made at the next determined net asset value after your wire is received together with the account information indicated above. If the Fund does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you are required to mail a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Fund reserves the right to charge shareholders for this service upon 30-days' prior notice to shareholders.

You may purchase and add shares to your account ($50 minimum) by mail or by bank wire. Checks should be sent to The Boyle Marathon Fund, P.O. Box _____, Cleveland, Ohio 44114. Checks should be made payable to the "Boyle Marathon Fund." Bank wires should be sent as outlined above. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account.


HOW TO REDEEM SHARES


You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an acceptable guarantor.

Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. There is currently no charge for processing wire redemptions. However, the Fund reserves the right, upon 30-days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may also redeem shares by placing a wire redemption through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Fund or the Transfer Agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

You will receive the net asset value per share next determined after receipt by the Transfer Agent of your redemption request in the form described above. Payment is made within seven business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

Because the net asset value of the Fund's shares will fluctuate, the amount that a shareholder receives upon redemption may be more or less than the amount paid for the shares.

At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than $2,000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given 60-days to increase the value of your account to the minimum amount.

The Trust  reserves the right to suspend the right of  redemption or to postpone
the  date  of  payment  for  more  than  seven   business   days  under  unusual
circumstances as determined by the Securities and Exchange Commission.


SHAREHOLDER SERVICES


Contact the Transfer Agent (nationwide call toll-free _____________) for additional information about the shareholder services described below.


TAX-DEFERRED RETIREMENT PLANS
Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

         --       Keogh Plans for self-employed individuals

         -- Individual retirement account (IRA) plans for individuals and their non-employed spouses

         -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

         -- 403(b)(7) custodial account for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code


DIRECT DEPOSIT PLANS
Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or Social Security checks transferred automatically to purchase shares of the Fund.


AUTOMATIC INVESTMENT PLAN
You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Fund pays the costs associated with these transfers, but reserves the right, upon 30-days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account, which would reduce your return from an investment in the Fund.


DIVIDENDS AND DISTRIBUTIONS
The Fund expects to distribute substantially all of its net investment income and net realized gains, if any, annually. Dividends and distributions are automatically reinvested in additional shares of the Fund (the Share Option) unless cash payments are specified on your application or are otherwise requested by written instructions to the Transfer Agent.

If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option.


TAXES
The following discussion relates solely to the federal income tax treatment of dividends and distributions by the Fund. Investors should consult their own tax advisers for further details and for the application of state, local and foreign tax laws to their particular situations.

The Fund intends to qualify and has elected to be treated as a "regulated investment company" under Subchapter M of the Code by annually distributing substantially all of its net investment company taxable income and net capital gains in dividends to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, the Fund will not be subject to federal income tax or excise tax based on net income on that part of its investment company taxable income and net realized short-term and long-term capital gains which it distributes to its shareholders in accordance with the Code's requirements.

Dividends and distributions paid to shareholders are generally subject to federal income tax and may be subject to state and local income tax. Dividends from net investment income and distributions from any excess of net realized short-term capital gains over net realized capital losses are currently taxable to shareholders (other than tax-exempt entities that have not borrowed to purchase or carry their shares of the Fund) as ordinary income.

In view of the Fund's investment policies, it is expected that dividends received from domestic and certain foreign corporations will be part of the Fund's gross income. Distributions by the Fund of such dividends to corporate shareholders may be eligible for the "70% dividends received" deduction, subject to the holding period and debt-financing limitations of the Code. However, the portion of the Fund's gross income attributable to dividends received from qualifying corporations is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with certainty. In addition, for purposes of the dividends received deduction available to corporations, a capital gain dividend received from a regulated investment company is not treated as a dividend.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to the recipient shareholders as long-term capital gains, without regard to the length of time a shareholder has held Fund shares. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.

To avoid a 31% federal backup withholding tax requirement on dividends, distributions and redemption proceeds, individuals and other non-exempt shareholders must certify their taxpayer identification number to the Fund on the investment application and provide certain other certifications. A shareholder may also be subject to backup withholding if the Internal Revenue Service or a broker notifies the Fund that the number furnished by the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income. Amounts withheld by the Fund are applied to the shareholder's federal income tax liability. In addition, foreign shareholders may be subject to federal income tax withholding of up to 30% of dividends, distributions and redemption proceeds from the Fund.

Reports containing appropriate federal income tax information (relating to the tax status of dividends and capital gain distributions by the Fund) will be furnished to each shareholder not later than 30 days following the close of the calendar year during which the payments are made.

The above discussion concerning the taxation of dividends and distributions received by shareholders is applicable whether a shareholder receives such payment in cash or reinvests such amount in additional shares of the Fund. Thus, dividends and distributions, which are taxable as ordinary income or long-term capital gain, are so taxable whether received in cash or reinvested in additional shares of the Fund.

Additional information regarding the taxation of the Fund and its shareholders is contained in the Statement of Additional Information under "Taxes."


CALCULATION OF SHARE PRICE
On each day that the Trust is open for business, the share price (net asset value) of the Fund's shares is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. Net asset value is determined on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

Portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities, as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.


PERFORMANCE INFORMATION
The Fund may, from time to time, include figures indicating its total return and average annual total return in advertisements or reports to shareholders or prospective investors. Total return is based on the overall or percentage change in value of a hypothetical investment in the Fund and assume all of the Fund's dividends and capital gains distributions are reinvested A cumulative total return reflects the Fund's performance over a stated period of time (for example one and five year periods or since inception). Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period.

Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objective and policies, the types and quality of the Fund's portfolio investments, market conditions during the particular time period and operating expenses. Such information should not be considered as a representation of the Fund's future performance. For a further description of the methods to be used to determine the Fund's average annual total return, please refer to "Performance Information" in the Statement of Additional Information. Additional information about the performance of the Fund will be contained in the Fund's Annual Report to Shareholders, which may be obtained from the Fund without charge.


GENERAL INFORMATION
Organization and Capital Structure
The Trust was organized in October 1997 as a Delaware business trust and is authorized to issue an unlimited number of shares of beneficial interest. The Trust currently has authorized the issuance of only one series of shares, the Fund. The Board of Trustees may authorize the creation of additional series without shareholder approval.

All shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All shares have equal voting rights. They can be issued as full or fractional shares. A fractional share has pro rata the same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.

Each share of the Fund has one vote. The voting rights of shareholders are non-cumulative, so that holders of more than 50% of the shares can elect all Trustees being elected. If the Trust authorizes additional series of shares as separate funds, on issues affecting only a particular fund the shares of the affected fund will vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one series.

The Board of Trustees of the Trust is responsible for managing the business and affairs of the Fund. The Board exercises all of the rights and responsibilities required by, or made available under, the Delaware Business trust Act.


SHAREHOLDER MEETINGS AND INQUIRIES
Annual meetings of shareholders will not be held unless called by the shareholders pursuant to the Delaware Business Trust Act or unless required by the 1940 Act and the rules and regulations promulgated thereunder. Special meetings of the shareholders may be held, however, at any time and for any purpose, (i) if called by the Chairman of the Board of Trustees, (ii) if called by one or more shareholders holding 10% or more of the shares entitled to vote on matters presented to the meeting, or (iii) if an annual meeting is not held within any 13-month period, upon application of any shareholder, a court of competent jurisdiction may order that such meeting be held. Shareholders may address any inquiry about the Fund to The Boyle Fund, 2062 Jackson Street, San Francisco, CA 94109 or by calling 1-415-923-5855.


REPORTS TO SHAREHOLDERS
The Fund will issue semiannual reports, which will include a list of securities owned by the Fund, and financial statements which, in the case of the annual report, will be examined and reported upon by the Fund's independent auditors.

                             THE BOYLE MARATHON FUND


                       STATEMENT OF ADDITIONAL INFORMATION

                                January __, 1998

           This Statement of Additional Information is not a Prospectus, but is to be read in conjunction with the Prospectus of The Boyle Marathon Fund dated January __, 1998. A copy of the Fund's Prospectus can be obtained by writing the Fund at 2062 Jackson Street, San Francisco, California 94109, or by calling the Fund at 1-415-923-5855.


                                TABLE OF CONTENTS

The Fund......................................................................15
Definitions, Policies and Risk Considerations.................................15
Quality Ratings of Corporate Bonds and Preferred Stocks.......................17
Investment Restrictions.......................................................18
Management of the Trust.......................................................19
Principal Security Holders....................................................19
Investment Advisory and Other Services........................................20
Securities Transactions.......................................................21
Purchase, Redemption and Pricing of Shares....................................21
Performance Information.......................................................22
Taxes.........................................................................23
Custodian.....................................................................24
Auditors......................................................................24
Miscellaneous Information.....................................................24


                                    THE FUND

         The Boyle Fund (the "Trust") was organized as a Delaware business trust in October 1997. The Trust currently offers one series of shares to investors, The Boyle Marathon Fund (the "Fund").

         Each share of the Fund represents an equal proportionate interest in the assets and liabilities of the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income of the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interests in the assets of the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, of the Fund. No shareholder is liable to further calls or to assessment by the Fund without his express consent.

                  DEFINITIONS, POLICIES AND RISK CONSIDERATIONS

         A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Objectives, Policies and Risk Considerations") appears below:

         MAJORITY. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

         COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's policy with respect to illiquid investments unless, in the judgment of the Adviser, such note is liquid.

         The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer's parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Issuers of commercial paper rated A (highest quality) by Standard & Poor's have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

         BANK  DEBT  INSTRUMENTS.  Bank debt  instruments  in which the Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 5% of the value of its net assets would be invested in such securities and other illiquid securities.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 5% of the value of its net assets would be invested in such securities and other illiquid securities.

         Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the
Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Investment Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

         MONEY MARKET SECURITIES. The Fund may under certain circumstances invest a portion of its assets in money market funds. The 1940 Act prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies in the aggregate, and also restricts its investment in any investment company to 3% of the voting securities of such investment company. Investment in a money market fund involves payment of such fund's pro rated share of advisory and administrative fees charged by such fund, in addition to those paid by the Fund.

         WARRANTS. The Fund may invest a portion of its assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

         FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers. Because the Fund may invest in foreign securities, investment in the Fund involves risks that are different in some respects from an investment in a fund, which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

         BORROWING. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

         ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

         The Fund does not intend presently to invest more than 5% of its net assets in illiquid securities. In the event that the Fund's investments in illiquid securities are deemed to exceed 5% of the Fund's net assets due to changes in the liquidity of securities already held, the Fund will expeditiously dispose of such securities in order to satisfy the 5% limitation.

             QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

         The ratings of Moody's and Standard & Poor's for corporate bonds in which the Fund may invest are as follows:

         MOODY'S

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         STANDARD & POOR'S

         AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         The ratings of Moody's and Standard & Poor's for preferred stocks in which the Fund may invest are as follows:

         MOODY'S

         aaa - An issue that is rated aaa is considered to be a top- quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa - An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a - An issue which is rated a is considered to be an upper- medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa - An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         STANDARD & POOR'S

         AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA - A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

         A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

         BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.


                             INVESTMENT RESTRICTIONS

                  The Fund has adopted the following investment restrictions as matters of fundamental investment policy, which restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. The Fund may not:

         1. Underwrite the securities of other issuers, except that the Fund may, as indicated in the Prospectus, acquire restricted securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933. The Fund does not intend to invest more than 5% of net assets in restricted securities.

         2. Purchase or sell real estate or interests in real estate, but the Fund may purchase marketable securities of companies holding real estate or interests in real estate.

         3. Purchase or sell commodities or commodity contracts, including futures contracts.

         4. Make loans to other persons except (i) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of the Fund's total assets, and (ii) the entry into portfolio lending agreements (i.e. loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of the Fund's total assets.

         5.       Purchase   securities  on  margin,  but  it  may  obtain  such
                  short-term credits as may be necessary for the clearance of purchases and sales of securities.

         6. Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 5% of the value of the Fund's total assets at the time any borrowing is made.

         7.       Purchase or sell puts and calls on securities.

         8.       Make short sales of securities.

         9. Participate on a joint or joint and several basis in any securities trading account.

         10. Purchase the securities of any other investment company except in compliance with the 1940 Act.

         11. Invest in or hold securities of any issuer if, to the knowledge of the Fund, those officers and directors of the Fund or the Investment Adviser (defined below) owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         With respect to the percentages adopted by the Fund as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

                             MANAGEMENT OF THE TRUST

         The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Certificate of Trust, which Certificate of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to the Certificate of Trust, the Trustees shall elect a Chairman, who shall appoint officers, including a president, and a Chief Financial Officer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their current annual compensation from the Trust.


NAME                        AGE     POSITION HELD                   COMPENSATION

*Michael J. Boyle            50     Trustee/President                    $0
*Joanne E. Boyle             50     Trustee/Chief Financial Officer      $0
 James A. Hughes,  Jr.       67     Trustee                              $0
 Edward Loftus               31     Trustee                              $0

      Mr. Boyle and Mr. Loftus are first cousins.
* This Trustee is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) by virtue of his affiliation with the Investment Adviser.


The principal occupations of the Trustees and officers of the Fund during the past five years are set forth below:

         MICHAEL J. BOYLE, 2062 Jackson Street, San Francisco, California 94109 is the Founder and has been President of Boyle Management and Research, Inc. since its founding in October 1997. From April 1990-June1996, Mr. Boyle was the Vice President of Business Development for a division of Harris Corporation, an information processing and communication company; from July 1996 to January 1997, Mr. Boyle was Senior Counsel for Harris Corporation. Mr. Boyle was a consultant from January 1997 to October 1997.

         JOANNE E. BOYLE, 2062 Jackson Street, San Francisco, California 94109 is the Co-Founder and has been the Chief Financial Officer of Boyle Management and Research, Inc. since its founding in October 1997. From August 1983 to December 1997, she served as President of Deck the Walls, a privately owned retail store in Melbourne, Florida.

         JAMES A. HUGHES, JR., 1111 Dorset Drive, West Chester, Pennsylvania 19382 is currently a Private Investor; prior to this he served as a Vice President of ORA of Mt. Laurel, New Jersey, from February 1993 to June 1994; and prior to this, he served as Vice-President of Manchester, Wilmington, Delaware from May 1992 to January 1993.

         EDWARD LOFTUS, 11038 Cannonade Lane, Parker, Colorado 80134, is currently the President of the Loftus Insurance Agency, Inc.; he served in this capacity from January 1995; prior to this, he was a District Manager for Akzo Nobel, NA from June 1993 to December 1994; prior to this, he was a student at Notre Dame University from June 1992 to June 1993.


                           PRINCIPAL SECURITY HOLDERS

                         As of December __, 1997, all of the outstanding shares if the Fund were owned by Boyle Management and Research, Inc., 2062 Jackson Street, San Francisco, California 94109. A shareholder who beneficially owns, directly or indirectly, 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940
         Act) of the Fund. Boyle Management and Research, Inc. is controlled by Michael J. Boyle, Trustee and President of the Trust, and Joanne E. Boyle, Trustee and Chief Financial Officer of the Trust.


                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

         Boyle Management and Research, Inc., a California corporation, 2062 Jackson Street, San Francisco, California 94109 (the "Investment Adviser"), is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The Investment Adviser is controlled and wholly owned by Michael J. and Joanne E. Boyle.

         The Investment Advisory and Management Agreement (the "Advisory Agreement") between the Trust and the Investment Adviser was approved by the Board of Trustees of the Trust, including a majority of the Trustees who were not a party to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of a party to the Advisory Agreement, at a Board of Trustees meeting held on December 6, 1997.

         Under the Advisory Agreement, the Investment Adviser (i) manages the investment operations of the Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund's investment objective, (ii) provides all statistical, economic and financial information reasonably required by the Fund and reasonably available to the Investment Adviser, (iii) provides the Custodian of the Fund's securities on each business day with a list of trades for that day, and (iv) provides persons satisfactory to the Trust's Board of Trustees to act as officers and employees of the Trust.

         By its terms, the Advisory Agreement remains in force from year to year, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Investment Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

                Pursuant to the Advisory Agreement, the Fund pays to the Investment Adviser, on a monthly basis, an advisory fee equal to 1.5% per annum of the Fund's average daily net assets.

               The Investment Adviser may act as an investment adviser to other persons, firms or corporations (including investment companies), and may have numerous advisory clients in addition to the Fund.

THE ADMINISTRATION AGREEMENT

         The  Board of  Trustees  of the Trust has  approved  an  Administration
Agreement with the Investment Adviser wherein the Investment Adviser is responsible for the provision of administrative and supervisory services to the Fund. The Investment Adviser, at its expense, shall supply the Trustees and the officers of the Fund with all statistical information and reports reasonably required by it and reasonably available to the Investment Adviser. The Investment Adviser shall oversee the maintenance of all books and records with respect to the Fund's security transactions and the Fund's book of account in accordance with all applicable federal and state laws and regulations. The Investment Adviser will arrange for the preservation of the records required to be maintained by the 1940 Act.

         Pursuant to the Administration Agreement, the Fund will pay to the Investment Adviser, on a monthly basis, a fee equal to 1% per annum of the Fund's average daily net assets.

         The Administration Agreement may be terminated by the Trust at any time, on 60 days' notice to the Investment Adviser, without penalty either (1) by vote of the Board of Trustees of the Trust, or (2) by vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time by the Investment Adviser on 60 days' written notice to the Trust.

MAXUS INFORMATION SYSTEMS, INC.

         Maxus Information Services, Inc. ("Maxus"), The Tower at Erieview,36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, is retained by the Investment Adviser to maintain the records of each shareholder's account, process purchases and redemptions of the Fund's shares and act as dividend and distribution disbursing agent. Maxus also provides administrative services to the Fund, calculates daily net asset value per share and maintains such books and records as are necessary to enable Maxus to perform its duties. For the performance of these services, the Investment Adviser (not the Fund) pays Maxus a fee which will vary with the number of States in which the Fund elects to do business; a fee for transfer agency and shareholder services at the annual rate per shareholder account of the Fund (subject to a minimum fee); and a monthly fee for accounting and pricing services which will vary according to the Fund's average net assets during such month (subject to a minimum fee). Maxus is a wholly owned subsidiary of Resource Management, Inc., an Ohio corporation with interests primarily in the financial services industry.


                             SECURITIES TRANSACTIONS

         The Investment Adviser furnishes advice and recommendations with respect to the Fund's portfolio decisions and, subject to the supervision of the Board of Trustees of the Trust, determines the broker to be used in each specific transaction. In executing the Fund's portfolio transactions, the Investment Adviser seeks to obtain the best net results for the Fund, taking into account such factors as the overall net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the specific transaction is effected, the ability to effect the transaction where a large block is involved, the known practices of brokers and the availability to execute possibly difficult transactions in the future and the financial strength and stability of the broker. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available.

         The Investment Adviser may direct the Fund's portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the amount of commissions in effecting the transactions is reasonable in relationship to the value of the investment information provided by those persons or firms. Such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. These services may be used by the Investment Adviser in connection with all of its investment activities, and some of the services obtained in connection with the execution of transactions for the Fund may be used in managing the Investment Adviser's other investment accounts.

         The Fund may deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the "third market" (i.e., other than on the exchanges on which the securities are listed). When transactions are executed in the over-the-counter market or the third market, the Investment Adviser will seek to deal with primary market makers and to execute transactions on the Fund's own behalf, except in those circumstances where, in the opinion of the Investment Adviser, better prices and executions may be available elsewhere. The Fund does not allocate brokerage business in return for sales of the Fund's shares.

         Neither the Investment Adviser nor any affiliated person thereof will participate in commissions paid by the Fund to brokers or dealers or will receive any reciprocal business, directly or indirectly, as a result of such commissions. The Fund will not pay mark-ups.

         The Board of Trustees reviews periodically the allocation of brokerage orders to monitor the operation of these policies.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

CALCULATION OF SHARE PRICE
         The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time), on each day the Fund is open for business. Net asset value is determined on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value also may be determined on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.

         In valuing the Fund's assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such exchange on such day, then the security is valued by such method as the Investment Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market are valued at the current bid price. If no bid price is quoted on such day, then the security is valued by such method as the Investment Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. All other assets of the Fund, including restricted securities and securities that are not readily marketable, are valued in such manner as the Investment Adviser under the supervision of the Board of Trustees in good faith deems appropriate to reflect their fair value.

PURCHASE OF SHARES
         Orders for shares received by the Fund in proper form prior to the close of business on the New York Stock Exchange (the "Exchange") on each day during such periods that the Exchange is open for trading are priced at net asset value per share computed as of the close of the Exchange at day's end. Orders received in proper form after the close of the Exchange, or on a day it is not open for trading, are priced at the close of such Exchange on the next day on which it is open for trading at the next determined net asset value per share.

REDEMPTION OF SHARES
         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven calendar days after a shareholder's redemption request is made in accordance with the procedures set forth in the Prospectus, except for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which the Securities and Exchange Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of security holders of the Fund.

         The Fund will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth in the "How to Redeem Shares" section of the Prospectus.



REDEMPTION IN  KIND
         Payment of the net redemption proceeds may be made either in cash or in portfolio securities (selected in the discretion of the Investment Adviser under supervision of the Board of Trustees and taken at their value used in determining the net asset value), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash.


                             PERFORMANCE INFORMATION

         The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Fund's returns, investors should recognize that they are not the same as actual year-by-year returns.

         For the purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula:

                                 P (1+T) n = ERV
Where:
         P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years (1, 5, or 10)
         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10- year period, at the end of such period (or fractional portion thereof).

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods of the Fund's existence or shorter periods dating from the commencement of Fund registration. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

         The foregoing information should be considered in light of the Fund's investment objectives and policies, as well as the risks incurred in the Fund's investment practices. Future results will be affected by the future composition of the Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

         The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

         A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

         To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Fund may use the following publications or indices to discuss or compare Fund performance:

         Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in the Small Company Growth Funds category. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 Index, the NASDAQ Composite Index and the Value Line Composite Index. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange. The Russell 2000 Index, representing approximately 11% of the U.S. equity market, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market). The NASDAQ Composite Index is an unmanaged index which averages the trading prices of more than 3,000 domestic over-the-counter companies. The Value Line Composite Index is an unmanaged index comprised of approximately 1,700 stocks, the purpose of which is to portray the pattern of common stock price movement.

         In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

                                      TAXES

         The Fund has elected, and intends to qualify annually, for the special tax treatment afforded a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividend, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
(b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely (1) stocks or securities, (2) options, futures or forward contracts (other than those on foreign currencies), and (3) foreign currencies (or options, futures and forward contracts on foreign currencies) not directly related to the business of investing in stocks and securities; (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses; and (d) distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

         As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (any long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers available from the eight prior years), if any, that it distributes to shareholders. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (with adjustment) and its net capital gain (not taking into account any capital gains or losses from sales and exchanges) for the calendar year and (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the 12 month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. In order to avoid application of the excise tax, the Fund intends to make distributions in accordance with these distribution requirements.

         Corporate shareholders should be aware that availability of the dividends received deduction is subject to certain restrictions. For example, the deduction is not available if Fund shares are deemed to have been held for less than 46 days and is reduced to the extent such shares are treated as debt-financed under the Code. Dividends, including the portions thereof qualifying for the dividends received deduction, are includible in the tax base on which the federal alternative minimum tax is computed. Dividends of sufficient aggregate amount received during a prescribed period of time and qualifying for the dividends received deduction may be treated as "extraordinary dividends" under the Code, resulting in a reduction in a corporate shareholder's federal tax basis in its Fund shares.

         The Fund may invest as much as5% of its net assets in securities of foreign companies and may therefore be liable for foreign withholding and other taxes, which will reduce the amount available for distribution to shareholders. Tax conventions between the United States and various other countries may reduce or eliminate such taxes. A foreign tax credit or deduction is generally allowed for foreign taxes paid or deemed to be paid. A regulated investment company may elect to have the foreign tax credit or deduction claimed by the shareholders rather than the company if certain requirements are met, including the requirement that more than 50% of the value of the company's total assets at the end of the taxable year consist of securities in foreign corporations. Because the Fund does not anticipate investment in securities of foreign corporations to this extent, the Fund will likely not be able to make this election and foreign tax credits will be allowed only to reduce the Fund's tax liability, if any.

         The Fund may also be subject to special rules under the Code that apply to income derived from stock issued by a "passive foreign investment company" (or PFIC), which might subject the Fund to a non-deductible federal income tax. The Fund may be able to avoid this tax by electing to be taxed on its share of the PFIC's income (whether or not such income is actually distributed by the PFIC). The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC before an investment is made, however, the Fund may incur the PFIC tax in some instances.

         Under the Code, upon disposition of securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the securities and the date of disposition are treated as ordinary gain or loss. These gains or losses referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income.

         Any dividend or distribution received shortly after a share purchase will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Such dividend or distribution is fully taxable. Accordingly, prior to purchasing shares of the Fund, an investor should carefully consider the amount of dividends or capital gains distributions, which are expected to be or have been announced.

         Generally, the Code's rules regarding the determination and character of gain or loss on the sale of a capital asset apply to a sale, redemption or repurchase of shares of the Fund that are held by the shareholder as capital assets. However, if a shareholder sells shares of the Fund which he has held for less than six months and on which he has received distributions of capital gains, any loss on the sale or exchange of such shares must be treated as long-term capital loss to the extent of such distributions. Any loss realized on the sale of shares of the Fund will be disallowed by the "wash sale" rules to the extent the shares sold are replaced (including through the receipt of additional shares through reinvested dividends) within a period of time beginning 30 days before and ending 30 days after the shares are sold. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         Provided that the Fund qualifies as a regulated investment company under the Code, it will not be liable for California corporate taxes, other than a minimum franchise tax, if all of its income is distributed to shareholders for each taxable year.

         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. No law firm has expressed an opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

                                    CUSTODIAN

         Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, has been retained to act as Custodian for the Fund's investments. Fifth Third Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

                                    AUDITORS

         The firm of McCurdy & Associates CPA's, Inc. 27955 Clemens Road, Westlake, Ohio 44145 has been selected as independent auditors for the Fund. McCurdy & Associates will perform an annual audit of the Fund's financial statements and will advise the Fund as to certain accounting and tax matters.

                            MISCELLANEOUS INFORMATION

                  This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the Securities Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

                  Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


 PART C  OTHER INFORMATION  - -   Financial Statements and Exhibits

         (a) Financial Statement - - Balance Sheet of the Fund dated December __, 1997*

         (b)      Exhibits

            (1)   Certificate of Trust

            (2)   By-Laws

            (3)   Inapplicable

            (4)   Inapplicable

            (5)   Advisory Agreement - Boyle Management and Research, Inc.

            (6)   Inapplicable

            (7)   Inapplicable

            (8)   Custody Agreement with Fifth Third Bank*

            (9)   Administration Agreement with Boyle Management and Research,
                  Inc.

           (10)   Opinion and Consent of Counsel relating to Issuance of Shares*

           (11)   Consent of Independent Public Accountants*

           (12)   Inapplicable

           (13)   Agreement Relating to Initial Capital *

           (14)   Prototype Individual Retirement Account*

           (15)   Inapplicable

           (16)   Inapplicable

           (17)   Financial Data Schedule for Electronic Filers*

           (18)   Inapplicable

                   *  To be filed by Amendment

ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                  REGISTRANT.

                  No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES.

                  As of December __, 1997, the only holder of securities of the Fund was Boyle Management and Research, Inc., which is Controlled by Michael J. Boyle, Trustee and President of the Trust and Joanne E. Boyle, Trustee and Chief Financial Officer of the Trust.

ITEM 27.          INDEMNIFICATION.

                  Under section 3817(a) of the Delaware Business trust Act, a Delaware Business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to Article V of the Certificate of Trust of The Boyle Fund (the "Trust")(Exhibit 1) pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability to the maximum extent permitted by law.

                  Further, reference is also made to Section 11.1 the By-Laws of the Trust (Exhibit 2), which provides that the Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust will comply with
                  Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act") and 1940 Act Releases number 7221 (June 9, 1972) and number 11330 (September 2, 1980).

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

                  Indemnification provisions exist in the Investment Advisory and Management Agreement, Administration Agreement and Custodian Agreement which agree to indemnify the parties the agreements for all actions related to their official duties except for actions taken in bad faith, gross negligence, or willful misfeasance, or willful disregard of his or her duties.


ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
                  ADVISER

                  (a) Michael J. Boyle was a self employed consultant from January 1997 to October 1997; prior to that, Mr. Boyle was Senior Counsel with Harris Corporation, an electronics and communication company headquartered in Melbourne, Florida from July 1996 to January 1997; prior to that, Mr. Boyle was a Vice-President of Business Development for an operating division of Harris Corporation from April 1990 to June 1996.

                  (b) Joanne E. Boyle was President of Deck the Walls, a privately owned retail store in Melbourne, Florida from August 1983 to December 1997.


ITEM 29.          PRINCIPAL UNDERWRITERS.

                  (a)      Inapplicable

                  (b)      Inapplicable

                  (c)      Inapplicable

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS.

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 2062 Jackson Street, San Francisco, California 94109, at the offices of the Registrant's Transfer Agent located at The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, and at the offices of the Custodian at 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

ITEM 31.          MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A AND B.

                  Inapplicable

ITEM 32.          UNDERTAKINGS.

                              (a)  Inapplicable

                              (b) The Registrant undertakes to file a post-effective amendment, using reasonably current financial statements, which need not be certified, within four to six months from the effective date of the Registrant's Registration Statement under the Securities Act of 1933.

                              (c) The Registrant undertakes that, if so requested, it will furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders without charge.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California on the 6th of December 1997.

                                 THE BOYLE FUND

                            By: /S/ Michael J. Boyle
                                --------------------
                                Michael J. Boyle, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

    SIGNATURE                    TITLE                                 DATE

/S/ MICHAEL J. BOYLE             President and                  December 6, 1997
--------------------
 ...............................  Trustee
Michael J. Boyle

/S/ JOANNE E. BOYLE              Chief Financial Officer        December 6, 1997
-------------------
 ...............................  and Trustee
Joanne E. Boyle

/S/ JAMES A. HUGHES, JR.         Trustee                        December 6, 1997
------------------------
 ...............................
James A. Hughes, Jr.

/S/ EDWARD LOFTUS                Trustee                        December 6, 1997
 ..............................
Edward Loftus

                                INDEX TO EXHIBITS

(1)               Certificate of Trust

(2)               By-Laws of the Trust

(3)               Inapplicable

(4)               Inapplicable

(5)               Advisory Agreement with Boyle Management and Research, Inc.

(6)               Inapplicable

(7)               Inapplicable

(8)               Custody Agreement with Fifth Third Bank *

(9)               Administration  Agreement  with Boyle Management and Research,
                  Inc.

(10) Opinion and Consent of Counsel relating to issuance of shares *

(11)              Consent of Independent Public Accountants*

(12)              Inapplicable

(13)              Agreement Relating to Initial Capital *

(14)              Prototype Individual Retirement Account*

(15)              Inapplicable

(16)              Inapplicable

(17)              Financial Data Schedule*

(18)              Inapplicable

*  To be filed by Amendment

                                    Exhibit 1


                                STATE OF DELAWARE
                              CERTIFICATE OF TRUST


             This   Certificate  of  Trust  is  filed  in  accordance  with  the provisions of the Delaware Business Trust Act (12 Del. C. Section 3801 et seq.) and sets forth the following:

                                    ARTICLE I

             The name of the Trust is The BOYLE FUND (which is hereinafter called the "Trust"). The effective date of the Trust shall be the date of filing with the Delaware Secretary of State. The period of existence is perpetual.


                                   ARTICLE II

             The name and business address of the Registered Agent is Leo J. Boyle, Esq., 5197 W. Woodmill Drive #26, Wilmington, Delaware 19808.

                                   ARTICLE III

          The Trust is formed for the following purpose or purposes:

          (a) To conduct, operate and carry on the business of an open-end management investment company registered as such with the Securities and Exchange Commission pursuant to the Investment Company Act of 1940, as amended; and

          (b) To exercise and enjoy all powers, rights, and privileges granted to and conferred upon Trusts by the Delaware Business Trust Law, now or hereafter in force.

          The foregoing clauses shall be construed as powers as well as objects and purposes.

 .
                                   ARTICLE IV

   (1) The total number of shares, which the Trust has authority to issue, is unlimited. The Board of Trustees of the Trust shall have full power and authority to create and establish and to classify or to reclassify, as the case may be, any Shares of the Trust in separate and distinct series ("Series") and classes of Series ("Classes"). The Shares of said Series or Classes of stock shall have such preferences, rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption as shall be fixed and determined from time to time by the Board of Trustees. The establishment of any Series or Class shall be effective upon the adoption of a resolution by the Board of Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series or Class. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may abolish that Series or Class and the establishment and designation thereof.

  (2) The Board of Trustees is hereby expressly granted authority to increase or decrease the number of Shares of any Series or Class, but the number of Shares of any Series or Class shall not be decreased by the Board of Trustees below the number of Shares thereof then outstanding, and, from time to time to designate or redesignate the name of any Class or Series whether or not Shares of such Class or Series are outstanding. All Shares of any Series or Class when properly issued in accordance with these Articles of the Certificate of Trust shall be fully paid and nonassessable.

  (3) The Board of Trustees is hereby authorized to issue and sell from time to time Shares of the Trust for cash or securities or other property as the Board of Trustees may deem advisable in the manner and to the extent now or hereafter permitted by law provided, however, that the consideration per share (exclusive of any selling commission) to be received by the Trust upon the issuance or sale of any Shares of its capital stock shall not be less than the net asset value per share of such capital stock determined as hereinafter provided. No such Shares, whether now or hereafter authorized, shall be required to be first offered to the then existing shareholders and no stockholder shall have any preemptive right to purchase or subscribe to any unissued shares of the Trust's capital stock or for any additional shares whether now or hereafter authorized.

   (4) At all meetings of shareholders, each holder of Shares shall be entitled to one vote for each Share standing in the holder's name on the books of the Trust on the date fixed in accordance with the By-Laws for determination of shareholders entitled to vote thereat; provided, however, that when required by the Investment Company Act of 1940, as amended, or rules thereunder or when the Board of Trustees has determined that the matter affects only the interest of one Series or Class, matters may be submitted to a vote of the holders of Shares of a particular Series or Class, and each holder of Shares thereof shall be entitled to votes equal to the Shares of the Series or Class standing in the holder's name on the books of the Trust. The presence in person or by proxy of the holders of one-third (1/3) of the Shares outstanding and entitled to vote shall constitute a quorum at any meeting of the shareholders except where a matter is to be voted on by a Series or Class, one-third of the Shares of that Series or Class outstanding and entitled to vote shall constitute a quorum for the transaction of business by that Series or Class.

   (5) Each holder of Shares shall be entitled at such times as may be permitted by the Trust to require the Trust to redeem any or all of the holder's Shares at a redemption price per share equal to the net asset value per share less such charges as are determined by the Board of Trustees, at such time as the Board of Trustees shall have prescribed by resolution. The Board of Trustees may specify conditions, prices, places and manner and form of payment of redemption, and may specify requirements for the proper form or forms of requests for redemption. The Board of Trustees may postpone payment of the redemption price and may suspend the right of the holders of Shares to require the Trust to redeem Shares during any period or at any time when and to the extent permissible under the Investment Company Act of 1940, as amended.

   (6) The Board of Trustees may cause the Trust to redeem at current net asset value all Shares owned or held by any one stockholder having an aggregate current net asset value of any amount. Such redemptions shall be effected in accordance with such procedures as the Board of Trustees may adopt. Upon such redemption of Shares, the Trust shall promptly cause payment of the full redemption price to be made to the holder of Shares so redeemed.

   (7) Dividends and distributions on Shares may be declared, calculated, and paid with such frequency and in such form, manner, and amount as the Board of Trustees may from time to time determine.

   (8) Net asset value, as used herein, shall be determined on such days and at such times and by such methods as the Board of Trustees shall determine, subject to the Investment Company Act of 1940,as amended, and the applicable rules and regulations promulgated thereunder. Such determination may be made on a Series-by-Series basis or made or adjusted on a Class-by-Class basis, as appropriate.

                                    ARTICLE V

 (1) To the maximum extent permitted by applicable law (including Delaware law and the Investment Company Act of 1940,as amended) as currently in effect or as may hereafter be amended:

   (a) No trustee or officer of the Trust shall be liable to the Trust or its shareholders for monetary damages; and
   (b) The Trust shall indemnify and advance expenses as provided in the By-Laws to its present and past Trustees, officers, employees and agents, and persons who are serving or have served at the request of the Trust as a trustee, officer, employee or agent.

  (2) The Trust may purchase and maintain insurance on behalf of any person who is or was a trustee, officer, employee or agent of the Trust, is or was serving at the request of the Trust as a trustee, officer, employee or agent against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Trust would have the power to indemnify him or her against such liability.

   (3) Any repeal or modification of this Article by the shareholders of the Trust, or adoption or modification of any other provision of the Certificate of Trust or By-Laws inconsistent with this Article V shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any trustee or officer of the Trust or indemnification available to any person covered by these provisions with respect to any act or omission which occurred prior to such repeal, modification or adoption.

                                   ARTICLE VI

   (1) All powers and authority of the Trust shall be vested in and exercised by the Board of Trustees except as otherwise provided by statute, these Articles, or the By-Laws of the Trust. The number of Trustees shall never be less than the number prescribed by Delaware law.

   (2) Michael J. Boyle and Joanne E. Boyle shall act as Trustees until successors are duly chosen and qualified.

   (3) Subject to the provisions of this Certificate of Trust and the provisions of the Investment Company Act of 1940, as amended, any trustee, officer or employee, may be pecuniarily interested in any contract or transaction of the Trust, and in the absence fraud, no contract or other transaction shall be thereby affected or invalidated, provided that the facts shall be disclosed or shall have been known to the Board of Trustees or a majority thereof. Further, any trustee of the Trust who is so interested may be counted in determining the existence of a quorum at any meeting of the Board of Trustees which shall authorize any such contract or transaction and may vote thereat on any such contract or transaction.

   (4) The Trust reserves the right to enter into, from time to time, investment advisory and administration agreements providing for the management and supervision of the investments of the Trust, the furnishing of advice to the Trust with respect to the desirability of investing in, purchasing or selling securities or other property and the furnishing of clerical and administrative services (including custody, transfer, accounting, legal, audit, distribution, etc.) to the Trust. Such agreements shall contain such other terms, provisions and conditions as the Board of Trustees may deem advisable and as are permitted by the Investment Company Act of 1940,as amended.

          IN WITNESS WHEREOF, the undersigned has adopted and signed this Certificate of Trust on this 17th day of October, 1997 and hereby acknowledges the same to be his or her act and that to the best of his or her knowledge, information and belief, all matters and facts stated herein are true in all material respects.

                         /S/MICHAEL J. BOYLE                /S/JOANNE E. BOYLE
                            ----------------                   ---------------
                            Michael J. Boyle                   Joanne E. Boyle

                                    Exhibit 2


                                     BY-LAWS



                                       OF




                                 THE BOYLE FUND



                            A DELAWARE BUSINESS TRUST










                                October 15, 1997

                                     BY-LAWS
                                TABLE OF CONTENTS


ARTICLE I - NAME OF TRUST AND LOCATION OF OFFICES..............................3
         Section 1.01.  Name...................................................3
         Section 1.02.  Principal Offices......................................3

ARTICLE II - SHAREHOLDERS......................................................3
         Section 2.01.  Annual Meetings........................................3
         Section 2.02.  Special Meetings.......................................3
         Section 2.03.  Notice of Meetings.....................................3
         Section 2.04.  Quorum and Adjournment of Meetings.....................3
         Section 2.05.  Voting and Inspectors..................................4
         Section 2.06.  Validity of Proxies....................................4
         Section 2.07.  Shares Ledger and List of Shareholders.................4

ARTICLE III - BOARD OF TRUSTEES................................................4
         Section 3.01.  General Powers.........................................4
         Section 3.02.  Power to Issue and Sell Shares.........................4
         Section 3.03.  Power to Declare Dividends.............................4
         Section 3.04.  Number and Term of Trustees............................5
         Section 3.05.  Vacancies and Newly Created Trusteeships...............5
         Section 3.06.  Removal................................................5
         Section 3.07.  Regular Meetings.......................................5
         Section 3.08.  Special Meetings.......................................5
         Section 3.09.  Quorum and Voting......................................5
         Section 3.10  Compensation of Trustees................................5

ARTICLE IV - COMMITTEES........................................................6
         Section 4.01.  Organization...........................................6
         Section 4.02.  Powers of the Executive Committee......................6
         Section 4.03.  Powers of Other Committees of the Board of Trustees....6

ARTICLE V - OFFICERS...........................................................6
         Section 5.01.  Chairman of the Board..................................6
         Section 5.02.  Subordinate Officers...................................6
         Section 5.03.  Remuneration...........................................6
         Section 5.04.  Surety Bonds...........................................6

ARTICLE VI - EXECUTION OF INSTRUMENTS, VOTING OF SECURITIES....................7
         Section 6.01.  General................................................7
         Section 6.02.  Checks, Notes, Drafts, Etc.............................7
         Section 6.03.  Voting of Securities...................................7

ARTICLE VII - CAPITAL SHARES...................................................7
         Section 7.01.  Certificates of Shares.................................7
         Section 7.02.  Transfer of Shares ....................................7

ARTICLE VIII - CONFLICT OF INTEREST TRANSACTIONS...............................7
         Section 8.01.  Validity of Contract or Transactions...................7

ARTICLE IX - FISCAL YEAR AND ACCOUNTANT........................................8
         Section 9.01.  Fiscal Year............................................8
         Section 9.02.  Accountant.............................................8

ARTICLE X - CUSTODY OF SECURITIES..............................................8
  Section 10.01.  Employment of a Custodian....................................8
  Section 10.02.  Provisions of Custodian Contract.............................8
  Section 10.03.  Other Arrangements...........................................8

ARTICLE XI - INDEMNIFICATION AND INSURANCE.....................................8
 Section 11.01.  Indemnification of Officers, Trustees, Employees and Agents...8
 Section 11.02.  Insurance of Officers, Trustees, Employees and Agents.........9
 Section 11.03.  Amendment.....................................................9

ARTICLE XII - AMENDMENTS......................................................10
  Section 12.01.  General.....................................................10
  Section 12.02.  By Shareholders Only........................................10

                                     BY-LAWS

                                       OF

                                 THE BOYLE FUND

                           (A DELAWARE BUSINESS TRUST)


                                    ARTICLE I
                      NAME OF TRUST AND LOCATION OF OFFICES


Section 1.01.  Name.  The name of the Trust is The Boyle Fund.

Section 1.02. Principal Offices. The principal office of the Trust shall be located in San Francisco, California. The Trust may establish and maintain offices and places of business as the Board of Trustees may, from time to time, determine.


                                   ARTICLE II
                                  SHAREHOLDERS

Section 2.01. Annual Meetings. There shall be no Shareholders' meetings for the election of Trustees and the transaction of other proper business except as required by law or as hereinafter provided.

Section 2.02. Special Meetings. Special meetings of Shareholders may be called at any time by the chairman of the Board and shall be held at such time and place as may be stated in the notice of the meeting.

Unless otherwise required by law, special meetings of the Shareholders shall be called upon the written request of the holders of shares entitled to not less than 25 percent of all the votes entitled to be cast at such meeting, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the Shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof. No special meeting need be called upon the request of Shareholders to consider any matter which is substantially the same as a matter voted upon at any special meeting of the Shareholders held during the preceding twelve months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting.

Section 2.03. Notice of Meetings. The chairman shall cause notice of the place, date and hour and, in the case of a special meeting or as otherwise required by law, the purpose or purposes for which the meeting is called, to be served personally or to be mailed, postage prepaid, not less than 10 nor more than 90 days before the date of the meeting, to each Shareholder entitled to vote at such meeting at his address as it appears on the records of the Trust at the time of such mailing. Notice shall be deemed to be given when deposited in the United States mail. Irregularities in the notice of any meeting to, or the nonreceipt of any such notice by, any of the Shareholders shall not invalidate any action otherwise properly taken by or at any such meeting.

Section 2.04. Quorum and Adjournment of Meetings. The presence at any Shareholders' meeting, in person or by proxy, of Shareholders entitled to cast one-third of all votes entitled to be cast thereat shall be necessary and sufficient to constitute a quorum for the transaction of business, provided that with respect to any matter to be voted upon separately by any Series or class of shares, a quorum shall consist of the holders of one-third of the shares of that Series or class outstanding and entitled to vote on the matter. In the absence of a quorum, the Shareholders present in person or by proxy or, if no shareholder entitled to vote is present in person or by proxy, any officer present entitled to preside may adjourn the meeting without determining the date of the new meeting or from time to time without further notice to a date not more than 120 days after the original record date. Any business that might have been transacted at the meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.

Section 2.05. Voting and Inspectors. At every Shareholders' meeting, each shareholder shall be entitled to one vote for each share and a fractional vote for each fraction of a share of shares of the Trust validly issued and outstanding and standing in his name on the books of the Trust on the record date either in person or by proxy appointed by instrument in writing subscribed by such shareholder or his duly authorized attorney, except that no shares held by the Trust shall be entitled to a vote; provided, however, that (a) as to any matter with respect to which a separate vote of any series is required by the Investment Company Act of 1940, as amended, or by the Delaware law, such requirement as to a separate vote by that series shall apply; (b) in the event that the separate vote requirements referred to in (a) above apply with respect to one or more series, then, subject to (c) below, the shares of all other such one or more series shall vote as a single series; and (c) as to any matter which affects the interest of only a particular series, only the holders of shares of the one or more affected series shall be entitled to vote.

Except as otherwise specifically provided in the Certificate of Trust or the By-laws or as required by provisions of the Investment Company Act of 1940, as amended, all matters shall be decided by a vote of the majority of the votes validly cast at a meeting at which a quorum is present. At any meeting at which there is an election of Trustees, the chairman of the meeting may appoint two inspectors of election who shall first subscribe an oath or affirmation to execute faithfully the duties of inspectors at such election with strict impartiality and according to the best of their ability, and shall, after the election, make a certificate of the result of the vote taken.

Section 2.06. Validity of Proxies. The right to vote by proxy shall exist only if the instrument authorizing such proxy to act shall have been signed by the shareholder or by his duly authorized attorney. If the chairman of the meeting has appointed inspectors of election, such inspectors shall decide all such questions.

Section 2.07. Shares Ledger and List of Shareholders. It shall be the duty of the Trust to cause an original or duplicate shares ledger containing the names and addresses of all the Shareholders and the number of shares held by them, respectively, to be maintained at the office of the Trust's transfer agent.

                                   ARTICLE III
                                BOARD OF TRUSTEES

Section 3.01. General Powers. Except as otherwise provided by law, the property, business and affairs of the Trust shall be managed under the direction of and all the powers of the Trust shall be exercised by or under authority of its Board of Trustees.

Section 3.02. Power to Issue and Sell Shares. The Board of Trustees may from time to time issue and sell or cause to be issued and sold any of the Trust's authorized shares to such persons and for such consideration as the Board of Trustees shall deem advisable, subject to the provisions of the Certificate of Trust.

Section 3.03. Power to Declare Dividends. The Board of Trustees, from time to time as they may deem advisable, may declare and pay dividends in shares, cash or other property of the Trust, out of any source available for dividends, to the Shareholders according to their respective rights and interests in accordance with the provisions of the Certificate of Trust. The Board of Trustees may prescribe from time to time that dividends declared may be payable at the election of any of the Shareholders either in cash or in shares of the Trust, provided that the sum of the cash dividend actually paid to any shareholder and the asset value of the shares received (determined as of such time as the Board of Trustees shall have prescribed, pursuant to the Certificate of Trust, with respect to shares sold on the date of such election) shall not exceed the full amount of cash to which the shareholder would be entitled if he elected to receive only cash. The Board of Trustees shall cause to be accompanied by a written statement any dividend payment wholly or partly from any source other than:

         (a) the Trust's accumulated undistributed net income (determined in accordance with good accounting practice and the rules and regulations of the Securities and Exchange Commission then in effect) and not including profits or losses realized upon the sale of securities or other properties; or

        (b) the Trust's net income so determined for the current or preceding fiscal year.

Such statement shall adequately disclose the source or sources of such payment and the basis of calculation, and shall be in such form as the Securities and Exchange Commission may prescribe.

Section 3.04. Number and Term of Trustees. Except for the initial Board of Trustees, the Board of Trustees shall consist of not fewer than three nor more than fifteen Trustees, as specified by a resolution of a majority of the entire Board of Trustees and at least 40%of the Board of Trustees shall not be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended. Each Trustee shall hold office until his successor is elected and qualified or until his death, resignation or removal..

Section 3.05. Vacancies and Newly Created Trusteeships. If any vacancies shall in the Board of Trustees by reason of death, resignation, removal or otherwise, or if the authorized number of Trustees shall be increased, the Trustees then in office shall continue to act, and such vacancies (if not previously filled by the Shareholders) may be filled by a majority of the Trustees then in office, although less than a quorum, except that a newly created Trusteeship may be filled only by a majority vote of the entire Board of Trustees; provided, however, that immediately after filling such vacancy, at least two-thirds (2/3) of the Trustees then holding office shall have been elected to such office by the Shareholders of the Trust.

Section 3.06. Removal. At any Shareholders' meeting duly called, provided a quorum is present, the Shareholders may remove any Trustee from office (either with or without cause) by the affirmative vote of a majority of all votes represented at the meeting, and at the same meeting a duly qualified successor or successors may be elected to fill any resulting vacancies by a plurality of the votes validly cast. The chairman may remove any Trustee who is not in attendance at two consecutive Board meetings.

Section 3.07. Regular Meetings. The meeting of the Board of Trustees for choosing officers and transacting other proper business, and all other meetings, shall be held at such time and place as the Board may determine and as provided by resolution.

Section 3.08. Special Meetings. Special meetings of the Board of Trustees shall be held whenever called by the chairman of the Board at the time and place specified in the respective notice of such meetings.

Section 3.09. Quorum and Voting. At all meetings of the Board of Trustees, the presence of one-half of the number of Trustees then in office shall constitute a quorum for the transaction of business, provided that there shall be present at least two Trustees. In the absence of a quorum, a majority of the Trustees present may adjourn the meeting, from time to time, until a quorum shall be present. The action of a majority of the Trustees present at a meeting at which a quorum is present shall be the action of the Board of Trustees, unless concurrence of a greater proportion is required for such action by law, by the Certificate of Trust or by these By-laws. In all matters where there is a tie vote, the chairman shall break the tie.

Section 3.10. Compensation of Trustees. Trustees may receive such compensation for their services as may from time to time be determined by resolution of the Board of Trustees.

                                   ARTICLE IV
                                   COMMITTEES

Section 4.01. Organization. By resolution adopted by the Board of Trustees, the Board may designate one or more committees of the Board of Trustees, including an Executive Committee, each consisting of at least two Trustees. Each member of a committee shall be a Trustee and shall hold committee membership at the pleasure of the Board. The chairman of the Board, if any, shall be a member of the Executive Committee. The Board of Trustees shall have the power at any time to change the members of such committees and to fill vacancies in the committees.

Section 4.02. Powers of the Executive Committee. Unless otherwise provided by resolution of the Board of Trustees, when the Board of Trustees is not in session the Executive Committee shall have and may exercise all powers of the Board of Trustees in the management of the business and affairs of the Trust that may lawfully be exercised by an Executive Committee except the power to declare a dividend or distribution on shares, authorize the issuance of shares, recommend to Shareholders any action requiring Shareholders' approval, amend these By-laws, approve any merger or share exchange which does not require shareholder approval or approve or terminate any contract with an "investment adviser" or "principal underwriter," as those terms are defined in the Investment Company Act of 1940, as amended, or to take any other action required by the Investment Company Act of 1940, as amended, to be taken by the Board of Trustees. Notwithstanding the above, such Executive Committee may make such dividend calculations and payments as are consistent with applicable law.

Section 4.03. Powers of Other Committees of the Board of Trustees. To the extent provided by resolution of the Board, other committees of the Board of Trustees shall have and may exercise any of the powers that may lawfully be granted to the Executive Committee.


                                    ARTICLE V
                                    OFFICERS

Section 5.01. Chairman of the Board. The chairman of the Board shall be the senior officer of the Trust, shall preside at all Shareholders' meetings and at all meetings of the Board of Trustees and shall be ex officio a member of all committees of the Board of Trustees. He shall have such other powers and perform such other duties as may be assigned to him from time to time by the Board of Trustees.

Section 5.02. Subordinate Officers. The chairman of the Board from time to time may appoint such other officers or agents as he may deem advisable, each of whom shall have such title, hold office for such period, have such authority and perform such duties as the Board of Trustees may determine. The chairman of the Board from time to time may delegate to one or more officers or agents the power to appoint any such subordinate officers or agents and to prescribe their respective rights, terms of office, authorities and duties. Any officer or agent appointed in accordance with the provisions of this Section 5.02 may be removed, either with or without cause, by any officer upon whom such power of removal shall have been conferred by the Board of Trustees.

Section 5.03. Remuneration. The salaries or other compensation of the officers of the Trust shall be fixed from time to time by resolution of the Board of Trustees, except that the Board of Trustees may by resolution delegate to any person or group of persons the power to fix the salaries or other compensation of any subordinate officers or agents appointed in accordance with the provisions of Section 5.02 hereof.

Section 5.04. Surety Bonds. The Board of Trustees may require any officer or agent of the Trust to execute a bond (including, without limitation, any bond required by the Investment Company Act of 1940, as amended, and the rules and regulations of the Securities and Exchange Commission promulgated thereunder) to the Trust in such sum and with such surety or sureties as the Board of Trustees may determine, conditioned upon the faithful performance of his or her duties to the Trust, including responsibility for negligence and for the accounting of any of the Trust's property, funds or securities that may come into his hands.

                                   ARTICLE VI
                 EXECUTION OF INSTRUMENTS, VOTING OF SECURITIES

Section 6.01.  General.  Subject to the provisions of Sections  5.01,  6.02, and
7.03 hereof, all deeds, documents, transfers, contracts, agreements and other instruments requiring execution by the Trust shall be signed by the chairman or other person as the Board of Trustees may otherwise, from time to time, authorize. Any such authorization may be general or confined to specific instances.

Section 6.02. Checks, Notes, Drafts, Etc. So long as the Trust shall employ a custodian to keep custody of the cash and securities of the Trust, the custodian may sign all checks and drafts for the payment of money by the Trust in the name of the Trust. Except as otherwise authorized by the Board of Trustees, all requisitions or orders for the assignment of securities standing in the name of the custodian or its nominee, or for the execution of powers to transfer the same, shall be signed in the name of the Trust by the chairman or other person authorized by the Board of Trustees. Promissory notes, checks or drafts payable to the Trust may be endorsed only to the order of the custodian or its nominee by the chairman or other person authorized by the Board of Trustees.

Section 6.03. Voting of Securities. Unless otherwise ordered by the Board of Trustees, the chairman or other person authorized by the Board of Trustees shall have full power and authority on behalf of the Trust to attend and to act and to vote, or in the name of the Trust to execute proxies to vote, at any meeting of Shareholders of any company in which the Trust may hold shares. At any such meeting such officer shall possess and may exercise (in person or by proxy) any and all rights, powers and privileges incident to the ownership of such shares.


                                   ARTICLE VII
                                 CAPITAL SHARES

Section 7.01. Certificates of Shares. Certificates of shares shall not evidence the interest of each shareholder of the Trust. The interest of each shareholder of the Trust shall be kept in the books and records of the Trust. The name and address of each person owning shares, the number of such shares and the date of issuance shall be entered upon the shares ledger of the Trust at the time of issuance. Every share exchanged, surrendered for redemption or otherwise returned to the Trust shall also be entered upon the shares ledger of the Trust.

Section 7.02. Transfer of Shares. Shares of the Trust shall be transferable on the books of the Trust by the holder of record thereof (in person or by his duly authorized attorney or legal representative) (a) if accompanied by proper instruments of assignment and transfer, with such proof of the authenticity of the signature as the Trust or its agents may reasonably require, or (b) as otherwise prescribed by the Board of Trustees. The Trust shall be entitled to treat the holder of record of any share of shares as the absolute owner thereof for all purposes, and accordingly shall not be bound to recognize any legal, equitable or other claim or interest in such share on the part of any other person, whether or not it shall have express or other notice thereof, except as otherwise expressly provided by law.


                                  ARTICLE VIII
                        CONFLICT OF INTEREST TRANSACTIONS

Section 8.01. Validity of Contract or Transactions. In the event that any officer or Trustee of the Trust shall have any interest, direct or indirect, in any other firm, association or trust as officer, employee, Trustee or shareholder, no transaction or contract made by the Trust with any such other firm, association or trust shall be valid unless such interest shall have been disclosed or made known to all of the Trustees or to a majority of the Trustees and such transaction or contract shall have been approved by a majority of a quorum of Trustees, which majority shall consist of Trustees not having any such interest or a majority of the Trustees in office, including Trustees having such an interest.

                                   ARTICLE IX
                           FISCAL YEAR AND ACCOUNTANT

Section 9.01. Fiscal Year. The fiscal year of the Trust shall, unless otherwise ordered by the Board of Trustees, be twelve calendar months ending on the 31st day of December.

Section 9.02. Accountant. The Trust shall employ an independent public accountant or a firm of independent public accountants as its accountant to examine the accounts of the Trust and to sign and certify financial statements filed by the Trust. The accountant's certificates and reports shall be addressed both to the Board of Trustees and to the Shareholders. A majority of the members of the Board of Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Trust shall select the accountant at any meeting held within 90 days before or after the beginning of the fiscal year of the Trust or before the annual Shareholders' meeting (if any) in that year.


                                    ARTICLE X
                              CUSTODY OF SECURITIES

Section 10.01. Employment of a Custodian. Unless otherwise required by law or the Certificate of Trust, all securities and cash owned by the Trust from time to time shall be deposited with and held by a custodian or subcustodian qualified to act as such in accordance with the requirements of the Investment Company Act of 1940, as amended.

Section 10.02. Provisions of Custodian Contract. The Board of Trustees shall cause to be delivered to the custodian all securities owned by the Trust or to which it may become entitled, and shall order the same to be delivered by the custodian only in completion of a sale, exchange, transfer, pledge, or other disposition thereof, all as the Board of Trustees may generally or from time to time require to approve or to a successor custodian; and the Board of Trustees shall cause all funds owned by the Trust or to which it may become entitled to be paid to the custodian, and shall order the same disbursed only for investment against delivery of the securities acquired, or in payment of expenses, including management compensation, and liabilities of the Trust, including distributions to shareholders, or to a successor custodian.

Section 10.03. Other Arrangements. The Trust may make such other arrangements for the custody of its assets (including deposit arrangements) as may be required by any applicable law, rule or regulation.


                                   ARTICLE XI
                          INDEMNIFICATION AND INSURANCE

Section 11.01. Indemnification of Officers, Trustees, Employees and Agents. In accordance with applicable law, including the Investment Company Act of 1940, as amended, and Delaware Business Trust law, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative ("Proceeding"), by reason of the fact that he or she is or was a Trustee, officer, employee, or agent of the Trust, or is or was serving at the request of the Trust as a Trustee, officer, employee, partner, trustee or agent of another trust, partnership, joint venture, trust, or other enterprise, against all reasonable expenses (including attorneys' fees) actually incurred, and judgments, fines, penalties and amounts paid in settlement in connection with such Proceeding to the maximum extent permitted by law, now existing or hereafter adopted. Notwithstanding the foregoing, the following provisions shall apply with respect to indemnification of the Trust's Trustees, officers, and investment manager (as defined in the Investment Company Act of 1940, as amended):

         (a) Whether or not there is an adjudication of liability in such Proceeding, the Trust shall not indemnify any such person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office or under any contract or agreement with the Trust ("disabling conduct").

         (b) The Trust shall not indemnify any such person unless:

                  (1) the court or other body before which the Proceeding was brought (a) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (b) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

                  (2) absent such a decision, a reasonable determination is made, based upon a review of the facts, by (a) the vote of a majority of a quorum of the Trustees of the Trust who are neither interested persons of the Trust as defined in the Investment Company Act of 1940, as amended, nor parties to the Proceeding, or (b) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Trustees described above so directs, based upon a written opinion by independent legal counsel, that such person was not liable by reason of disabling conduct.

         (c) Reasonable expenses (including attorneys' fees) incurred in defending a Proceeding involving any such person will be paid by the Trust in advance of the final disposition thereof upon an undertaking by such person to repay such expenses unless it is ultimately determined that he or she is entitled to indemnification, if:

                  (1) such person shall provide adequate security for his or her undertaking;

                  (2) the Trust shall be insured against losses arising by reason of such advance; or

                  (3) a majority of a quorum of the Trustees of the Trust who are neither interested persons of the Trust as defined in the Investment Company Act of 1940, as amended, nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

Section 11.02. Insurance of Officers, Trustees, Employees and Agents. The Trust may purchase and maintain insurance or other sources of reimbursement to the extent permitted by law on behalf of any person who is or was a Trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a Trustee, officer, employee, partner, trustee or agent of another trust, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in or arising out of his position.

Section 11.03. Amendment. No amendment, alteration or repeal of this Article or the adoption, alteration or amendment of any other provisions to the Certificate of Trust or By-laws inconsistent with this Article shall adversely affect any right or protection of any person under this Article with respect to any act or failure to act which occurred prior to such amendment, alteration, repeal or adoption.


                                   ARTICLE XII
                                   AMENDMENTS

Section 12.01. General. Except as provided in Section 12.02 of this Article XII and subject to the provisions concerning shareholder voting in Article II hereof, all By-laws of the Trust, whether adopted by the Board of Trustees or the Shareholders, shall be subject to amendment, alteration or repeal, and new By-laws may be made by the affirmative vote of either: (a) the holders of record of a majority of the outstanding shares of shares of the Trust entitled to vote, at any meeting, the notice or waiver of notice of which shall have specified or summarized the proposed amendment, alteration, repeal or new By-law; or (b) a majority of Trustees.

Section 12.02. By Shareholders Only. No amendment of any section of these By-laws shall be made except by the Shareholders of the Trust if the By-laws provide that such section may not be amended, altered or repealed except by the Shareholders. From and after the issuance of any shares of the capital shares of the Trust no amendment, alteration or repeal of this Article XII shall be made except by the Shareholders of the Trust.

                                    Exhibit 5

                                 THE BOYLE FUND

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT


This Investment Advisory and Management Agreement ("Agreement"), is made and entered into on December 6, 1997 by and between The Boyle Fund, a Delaware business trust (the "Fund") and Boyle Management and Research, Inc., (the "Adviser"), a California corporation, each having its principal place of business at 2062 Jackson Street, San Francisco, California 94109.

WHEREAS, the Fund, an open-end, non-diversified investment company registered under the Investment Company Act of 1940 (the "1940 Act"), wishes to retain the Adviser to provide investment advisory and management services to the Fund; and

WHEREAS, the Adviser is willing to furnish such services on the terms and conditions hereinafter set forth;

NOW, THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed as follows:

1. The Fund hereby appoints the Adviser to manage the investment and reinvestment of assets of the Boyle Marathon Fund and any other portfolio of the Fund, which may be hereafter designated as a separate series for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

2. The Fund shall at all times inform the Adviser as to the securities owned by it, the funds available or to become available for investment by it, and generally as to the condition of its affairs. It shall furnish the Adviser with such other documents and information with regard to its affairs as the Adviser may from time to time reasonably request.

3. Subject to the direction and control of the Fund's Board of Trustees, the Adviser shall regularly provide the Fund with investment research, advice, management and supervision and shall furnish a continuous investment program for the Fund's portfolio of securities consistent with the Fund's investment objective, policies, and limitations as stated in the Fund's current Prospectus and Statement of Additional Information. The Adviser shall determine from time to time what securities will be purchased, retained or sold by the Fund, and shall implement those decisions, all subject to the provisions of the Fund's Certificate of Trust, the 1940 Act, the applicable rules and regulations of the Securities and Exchange Commission, and other applicable federal and state laws, as well as the investment objectives, policies, and limitations of the Fund. In placing orders for the Fund with brokers and dealers with respect to the execution of the Fund's securities transactions, the Adviser shall attempt to obtain the best net results. In doing so, the Adviser may consider such factors which it deems relevant to the Fund's best interest, such as price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The Adviser shall have the discretionary authority to utilize certain broker-dealers even though it may result in the payment by the Fund of an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, providing, however, that the Adviser had determined that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by the broker-dealer effecting the transaction. In no instance will portfolio securities be purchased from or sold to the Adviser or any affiliated person thereof except in accordance with the rules and regulations promulgated by the Securities and Exchange Commission pursuant to the 1940 Act. The Adviser shall also provide advice and recommendations with respect to other aspects of management and supervision as may be directed by the Board of Trustees of the Fund, provided that in no event shall the Adviser be responsible for any expense occasioned by the performance of such functions.

4. The Adviser is responsible for (1) compensation of any of the Fund's trustees, officers and employees who are interested persons of the Adviser and
(2) compensation of the Adviser's personnel and other expenses incurred in connection with the provisions of portfolio management services under this Agreement. Other than as herein specifically indicated, the Adviser shall not be responsible for the Fund's expenses. Specifically, the Adviser will not be responsible, except to the extent of the reasonable compensation of employees of the Fund whose services may be used by the Adviser hereunder, for any of the following expenses of the Fund, which expenses shall be borne by the Fund: legal and audit expenses, organization expenses; interest; taxes; governmental fees; fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; the cost (including brokerage commissions or charges, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; fees of custodian, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption or purchase of the Fund's shares; expenses of registering and qualifying Fund shares for sale under applicable federal and state law and maintaining such registrations and qualification; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to Fund shareholders; cost of stationery; costs of shareholders and other meetings of the Fund; compensation and expenses of the independent trustees of the Fund; and the Fund's pro rata portion of premiums of any fidelity bond and other insurance covering the Fund and its officers and trustees.

5. No trustee, officer or employee of the Fund shall receive from the Fund any salary or other compensation as such trustee, officer or employee while he is at the same time a director, officer or employee of the Adviser or any affiliated company of the Adviser. This paragraph shall not apply to trustees, executive committee members, consultants and other persons who are not regular members of the Adviser's or any affiliated company's staff.

6. As compensation for the services performed by the Adviser, the Fund shall pay the Adviser, as promptly as possible after the last day of each month, a fee, accrued each calendar day (including weekends and holidays) at the rate of 1.5 per annum of the daily net assets of the Fund. The daily net assets of the Funds shall be computed as of the time of the regular close of business of the New York Stock Exchange, or such other time as may be determined by the Board of Trustees of the Fund. Any of such payments as to which the Adviser may so request shall be accompanied by a report of the Fund prepared either by the Fund or by a reputable firm of independent accountants which shall show the amount properly payable to the Adviser under this Agreement and the detailed computation thereof.

7. The Adviser assumes no responsibility under this Agreement other than to render the services called for hereunder in good faith, and shall not be responsible for any action of the Board of Trustees of the Fund in the following or declining to follow any advice or recommendation of the Adviser; provided that nothing in this Agreement shall protect the Adviser against any liability to the Fund or its stockholders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties hereunder.

8. The Adviser shall be an independent contractor and shall have no authority to act for or represent the Fund in its investment commitments unless otherwise provided. No agreement, bid, offer, commitment, contract or other engagement entered into by the Adviser whether on behalf of the Adviser or whether purporting to have been entered unto on behalf of the Fund shall be binding upon the Fund, and all acts authorized to be done by the Adviser under this Agreement shall be done by it as an independent contractor and not as an agent.

9. Nothing in this Agreement shall limit or restrict the right of any director, officer, or employee of the Adviser who may also be a trustee, officer, or employee of the Fund, to engage in any other business or to devote his time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature, nor to limit or restrict the right of the Adviser to engage in any other business or to render services of any kind, including investment advisory and management services, to any other corporation, firm, individual or association.

10. As used in this Agreement, the terms "assignment," "interested person," and "majority of the outstanding voting securities" shall have the meanings given to them by Section 2(a) of the 1940 Act, subject to such exemptions as may be granted by the Securities and Exchange Commission by any rule, regulation or order.

11. This Agreement shall terminate automatically in the event of its assignment by the Adviser and shall not be assignable by the Fund without the consent of the Adviser. This Agreement may also be terminated at any time, without the payment of penalty, by the Fund or by the Adviser on sixty (60) days' written notice addressed to the other party at its principal place of business.

12. This Agreement shall become effective on the date hereof and shall continue in effect for two years and from year to year thereafter only so long as specifically approved annually (1) by vote of a majority of the trustees of the Fund who are not parties to this Agreement or interested persons of such, cast in person at a meeting called for that purpose, and (2) either by vote of the holders of a majority of the outstanding voting securities of the Fund or by a majority vote of the Fund's Board of Trustees.

13. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no materials amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Fund's outstanding voting securities.

14. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

         IN WITNESS WHEREOF, the parties have caused this Agreement to be executed and sealed by their officers thereunto duly authorized on the day and year first above written.




Attest:                                THE BOYLE FUND



By:                                    __________________
                                       Michael J. Boyle
                                       Its: Chairman



Attest:                                Boyle Management and Research, Inc.



By:                                    ____________________
                                       Joanne E. Boyle
                                       Its: President

                                   Exhibit 9


                                 THE BOYLE FUND


                            ADMINISTRATION AGREEMENT


         This Administration Agreement is made this 6th day of December 1997, by and between THE BOYLE FUND, a Delaware business trust (the "Fund"), and Boyle Management and Research, Inc., a California corporation (the "Administrator").

WITNESSETH:

         WHEREAS, the Fund is engaged in business as a non-diversified, open-end management investment company and is to be registered as such under the Investment Company Act of 1940, as amended (the "Act"); and

         WHEREAS, the Administrator is engaged in the business of rendering administrative and supervisory services to investment companies; and

         WHEREAS, the Fund desires to retain the Administrator to render supervisory and corporate administrative services to the Fund in the manner and on the terms hereinafter set forth;

         NOW, THEREFORE, in consideration of the premises and the terms and provisions hereinafter set forth, the parties hereto agree as follows:

         1. EMPLOYMENT OF THE ADMINISTRATOR. The Fund hereby employs the Administrator to administer the affairs of the Fund subject to the direction of the Board of Trustees and the officers of the Fund, for the period and on the terms hereinafter set forth. The Administrator hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided. The Administrator shall for all purposes herein be deemed to be an independent contractor and, except as expressly provided or authorized (whether herein or otherwise), shall have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

         2. OBLIGATIONS OF THE ADMINISTRATOR. The Administrator, at its expense, shall supply the Board of Trustees and officers of the Fund with all statistical information and reports reasonably required by it and reasonably available to the Administrator and furnish the Fund with office facilities, including space, furniture and equipment and all personnel reasonably necessary for the operation of the Fund. The Administrator shall oversee the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of account in accordance with all applicable federal and state laws and regulations. In compliance with the requirements of Rule 31a-3 under the Act, the Administrator hereby agrees that any records, which it maintains for the Fund, are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon the Fund's request. The Administrator further agrees to arrange for the preservation of the records required to be maintained by Rule 31a-1 under the Act for the periods prescribed by Rule 31a-2 under the Act.

         3. EXPENSES OF THE FUND. The Administrator assumes and shall pay for maintaining its staff and personnel, and shall at its own expense provide the equipment, office space and facilities necessary to perform its obligations under this Agreement. In addition, the Administrator assumes and shall pay the following expenses of the Fund: insurance, taxes, expenses for legal services, costs of printing proxies, stock certificates and prospectuses (except to the extent paid by the investment adviser pursuant to the Investment Advisory and Management Agreement by and between the parties hereto dated December 6, 1997), the insurance required by Section 17(g) of the Act, charges of a custodian for safekeeping of the Fund's securities, Securities and Exchange Commission fees, expense of registering the shares of the Fund under Federal and state securities laws, fees and expenses of trustees who are not interested persons of the Fund, accounting and pricing costs (including the daily calculation of net asset value), interest, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable to the Fund. The Administrator does not assume and will not be responsible for the expenses of the Fund related to annual audit and for expenses related to brokerage commissions; brokerage and audit expenses may be paid by the Administrator but the Fund will reimburse the Administrator for such expenses.

         4. COMPENSATION. As compensation for the services rendered, the facilities furnished and the expenses assumed by the Administrator, the Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 1.0% of the Fund's average daily net assets as determined and computed in accordance with the description of the method of determination of net asset value contained in the Fund's Prospectus and Statement of Additional Information.

         5. ACTIVITIES OF THE ADMINISTRATOR. The services of the Administrator to the Fund hereunder are not to be deemed exclusive and the Administrator shall be free to render similar services to others. Subject to, and in accordance with the Certificate of Trust and By-Laws of the Fund and Section 10(a) of the Act, it is understood that trustees, officers, agents and beneficial holders of the Fund are or may be "interested persons" (as defined in the Act) of the Administrator or its affiliates, and that directors, officers, agents or shareholders of the Administrator or its affiliates are or may be "interested persons" of the Fund as beneficial holders or otherwise.

         6. LIABILITIES OF THE ADMINISTRATOR. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Administrator, the Administrator shall not be liable to the Fund or to any beneficial holder of the Fund for any act or omission in the course of, or in connection with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

        7. RENEWAL. The term of this Agreement shall commence on the date hereof and shall continue in effect until December 6, 1999 and is renewable thereafter for successive one year periods if such continuance is approved at least annually by (i) the Fund's Board of Trustees, or by a vote of the holders of a majority of the outstanding voting securities of the Fund, and (ii) a vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the Act) of any such party cast in person at a meeting called for the purpose of voting on such approval.

         8. TERMINATION. This Agreement (i) may be terminated at any time without the payment of any penalty either by vote of the Board of Trustees of the Fund, or by vote of a majority of the outstanding voting securities of the Fund, or on 60 days written notice to the Administrator and (ii) may be terminated at any time by the Administrator on 60 days written notice to the Fund.

         9. AMENDMENTS. This Agreement may be amended by the parties only if such amendment is specifically approved by (i) the Board of Trustees of the Fund, or by a vote of the holders of a majority of the outstanding voting securities of the Fund, and (ii) a vote of a majority of those trustees of the Fund who are not parties to this Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

         10. NOTICES. Any and all notices or other communications required or permitted under this Agreement shall be in writing and shall be deemed sufficient when mailed by United States certified mail, return receipt requested, or delivered in person against receipt to the party to whom it is to be given, at the address of such party set forth below:


                  If to the Administrator:


                                    Boyle Management and Research, Inc.
                                    2062 Jackson Street
                                    San Francisco, CA 94109

                  If to the Fund:

                                    The Boyle Fund
                                    2062 Jackson Street
                                    San Francisco, CA 94109


or to such other address as the party shall have furnished in writing in accordance with the provisions of this Section 11.

         11. SEVERABILITY. If any provision of this Agreement is invalid, illegal or unenforceable, the balance of this Agreement shall remain in full force and effect and this Agreement shall be construed in all respects as if such invalid, illegal or unenforceable provision were omitted.

         12. HEADINGS. Any paragraph headings in this Agreement are for convenience of reference only, and shall be given no effect in the construction and interpretation of this Agreement or any provisions thereof.



         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed on the date first written above,



                                      THE BOYLE FUND




                                       By: ___________________
                                           Michael J. Boyle
                                           Chairman and CEO




                                       Boyle Management and Research, Inc.




                                       By: ___________________
                                           Joanne E. Boyle, President